Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INCOME EQUITY FUND
INTERNATIONAL EQUITY FUND
LARGE CAP CORE FUND
LARGE CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP CORE FUND
U.S. QUALITY ESG FUND
EMERGING MARKETS EQUITY INDEX FUND
GLOBAL REAL ESTATE INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
MID CAP INDEX FUND
SMALL CAP INDEX FUND
STOCK INDEX FUND
WORLD SELECTION INDEX FUND
BOND INDEX FUND
CORE BOND FUND
FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
SHORT BOND FUND
LIMITED TERM U.S. GOVERNMENT FUND
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
ULTRA-SHORT FIXED INCOME FUND
U.S. GOVERNMENT FUND
ACTIVE M EMERGING MARKETS EQUITY FUND
ACTIVE M INTERNATIONAL EQUITY FUND
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
MULTI-MANAGER GLOBAL REAL ESTATE FUND
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

LARGE CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
LARGE CAP CORE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SMALL CAP CORE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

SMALL CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SMALL CAP INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SMALL CAP VALUE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

STOCK INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
STOCK INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
FIXED INCOME FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

HIGH YIELD FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
HIGH YIELD FIXED INCOME FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

LIMITED TERM U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
LIMITED TERM U.S. GOVERNMENT FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
U.S. GOVERNMENT FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

INTERNATIONAL EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INTERNATIONAL EQUITY INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

INCOME EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INCOME EQUITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
INTERNATIONAL EQUITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
LARGE CAP VALUE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

MID CAP INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MID CAP INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
EMERGING MARKETS EQUITY INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

ACTIVE M INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ACTIVE M INTERNATIONAL EQUITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

GLOBAL REAL ESTATE INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
GLOBAL REAL ESTATE INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
BOND INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

World Selection Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
WORLD SELECTION INDEX FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ACTIVE M EMERGING MARKETS EQUITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MULTI-MANAGER GLOBAL REAL ESTATE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
ULTRA-SHORT FIXED INCOME FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
CORE BOND FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
SHORT BOND FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

U.S. Quality ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT
NORTHERN FUNDS
U.S. QUALITY ESG FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED
1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.